Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement Income Fund	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNC Past 1 year	IXZNC Past 5 years	IXZNC Past 10 years
Total	2.07%	4.34%	4.60%	1.31%	3.17%	3.72%	1.38%	3.01%	3.33%	8.57%	5.84%	5.48%	7.51%	4.44%	3.84%	8.61%	5.90%	5.81%